Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Schedule of Inventories

Inventories, net consist of the following:

	December 31,
	2013	2012

Raw materials	$501,187	$346,634
Work in process	235,767	288,163
	736,954	634,797
Less inventory reserve	(11,858)	(19,432)

Inventory, net	$725,096	$615,365